Leases - Summary of Lease Amounts Recognized in Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 3,934	$ 3,915
Lease liabilities
Current	686	502
Non-current	3,393	3,426
Lease liabilities	4,079	3,928	$ 218
Offices
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 3,934	$ 3,915